Net Assets - Schedule of Net Offering Price Per Share (Details) - Public Stock Offering - $ / shares	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023
Common Class I
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share)	$ 25.10	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15	$ 25.17	$ 25.06	$ 25.02	$ 25.07	$ 25.07	$ 25.00	$ 25.00	$ 25.05	$ 25.00
Common Class S
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share)	$ 25.10	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15